SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

a.Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The novel coronavirus (“COVID-19”) pandemic has created, and may continue to create, significant uncertainty in macroeconomic conditions, and the extent of its impact on the Company’s operational and financial performance will depend on certain developments, including the duration and spread of the outbreak and the impact on the Company’s customers and its sales cycles. The Company considered the impact of COVID-19 on the estimates and assumptions and determined that there were no material adverse impacts on the consolidated financial statements for the period ended December 31, 2020. As events continue to evolve and additional information becomes available, the Company’s estimates and assumptions may change materially in future periods.

b. Financial statements in U.S. dollars:

The majority operation of the Company and its subsidiaries are generated in U.S. dollars ("dollar") or linked to the dollar. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars in accordance with Accounting Standards Codification No. 830, "Foreign Currency Matters" ("ASC No. 830"). All transactions gains and losses from the remeasurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses as appropriate.

c.Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions have been eliminated upon consolidation.

d.Cash and cash equivalents:

The Company considers all unrestricted highly liquid investments which are readily convertible into cash, with a maturity of three months or less at the date of acquisition, to be cash equivalents.

e.Restricted deposits:

The restricted deposits are held in favor of financial institutions in respect of fulfillment of forward contracts and operating obligations.

ALLOT LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

f.Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months but less than one year at the balance sheet date. The deposits are in dollars and bear interest at an annual weighted average rate of 0.85% and 2.33% at December 31, 2020 and 2019, respectively. In connection with the Company's hedging transactions, the Company is required to maintain compensating deposits balances in the bank. Out of the short-term bank deposits, a total of $2,500 is due to the hedging transactions as of December 31, 2020 and 2019.

g.Trade Receivable and Allowances:

Trade receivables are recorded and carried at the original invoiced amount which was recognized as revenues less an allowance for any potential uncollectible amounts. The Company makes estimates of expected credit losses for the allowance for doubtful accounts and allowance for unbilled receivables based upon its assessment of various factors, including historical experience, the age of the trade receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The estimated credit loss allowance is recorded as general and administrative expenses on the Company’s consolidated statements of income (loss).

The follow table displays a rollforward of the total allowance for credit losses for the years ended December 31, 2020, 2019, and 2018.

	2020	2019	2018

Total allowance for credit losses – January 1	1,867	1,415	1,292
Current-period provision for expected credit losses	1,894	866	504
Write-offs	(934)	(3)	(11)
Recoveries collected	(518)	(411)	(370)

Total allowance for credit losses – December 31	2,309	1,867	1,415

ALLOT LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

h.Marketable securities:

Marketable securities consist mainly of corporate bonds. The Company determines the appropriate classification of marketable securities at the time of purchase and re-evaluates such designation at each balance sheet date. In accordance with FASB ASC No. 320 “Investments- Debt and Equity Securities,” the Company classifies marketable securities as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses reported in accumulated other comprehensive income (loss), a separate component of stockholders’ equity, net of taxes. Realized gains and losses on sales of marketable securities, as determined on a specific identification basis, are included in financial income, net. The amortized cost of marketable securities is adjusted for amortization of premium and accretion of discount to maturity, both of which, together with interest, are included in financial income, net. The Company has classified all marketable securities as short-term, even though the stated maturity date may be one year or more beyond the current balance sheet date, because it is probable that the Company will sell these securities prior to maturity to meet liquidity needs or as part of risk versus reward objectives.

Starting on January 1, 2020, as a result of the adoption of ASC 326, available-for-sale debt securities with an amortized cost basis in excess of estimated fair value are assessed to determine what amount of that difference, if any, is caused by expected credit losses. Expected credit losses on available-for-sale debt securities are recognized in interest and other income (expense), net, on the Company’s consolidated statements of income (loss), and any remaining unrealized losses, net of taxes, are included in accumulated other comprehensive income (loss) in stockholders' equity. As of December 31,2020, no credit loss impairment was recorded regarding the available for sale marketable securities.

Prior to the adoption of ASC 326, The Company's securities were reviewed for impairment in accordance with ASC 320. If such assets considered to be impaired, the impairment charge is recognized in earnings when a decline in the fair value of its investments below the cost basis is judged to be Other-Than-Temporary Impairment (OTTI). Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. Based on the above factors, the Company concluded that unrealized losses on its available-for-sale securities, for the years ended 2020, 2019 and 2018, were not OTTI.

i.Inventories:

Inventories are stated at the lower of cost or net realizable value. Inventory write-offs are provided to cover risks arising primarily from end of life products and from slow-moving items, technological obsolescence, and excess inventory. Inventory write-offs during the years ended December 31, 2020, 2019 and 2018 amounted to $ 1,928, $ 629 and $ 2,231, respectively, and were recorded in cost of revenues.

Provision for slow moving inventory as of December 31, 2020 and 2019 amounted to $ 4,624 and $ 2,839, respectively.

Inventory cost is determined using the weighted average cost method.

ALLOT LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

j.Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Lab equipment	16 - 25
Computers and peripheral equipment	33
Office furniture	6
Equipment at customer site	16
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

k.Goodwill:

Goodwill represents the excess of the purchase price over the fair value of net assets of purchased businesses. Under Accounting Standards Codification No. 350, "Intangibles-Goodwill and Other" ("ASC No. 350"), goodwill is not amortized, but rather subject to an annual impairment test, or more often if there are indicators of impairment present. In accordance with ASC No. 350 the Company performs an annual impairment test at December 31 each year.

ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If the Company elects not to use this option, or if the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying value, then the Company prepares a quantitative analysis to determine whether the carrying value of reporting unit exceeds its estimated fair value. If the carrying value of a reporting unit exceeds its estimated fair value, the Company recognizes an impairment of goodwill for the amount of this excess, in accordance with the guidance in FASB Accounting Standards Update ("ASU") No. 2017-04, Intangibles - Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment, which we adopted as of January 1, 2020.

The Company operates in one operating segment, and this segment comprises its only reporting unit. The Company has performed an annual impairment analysis as of December 31, 2020 and determined that the carrying value of the reporting unit was lower than the fair value of the reporting unit. Fair value is determined using market value. During the years 2020, 2019 and 2018, no impairment losses were recorded.

ALLOT LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

l.Impairment of long-lived assets and intangible assets subject to amortization:

Property and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with ASC No. 360, "Accounting for the Impairment or Disposal of Long-Lived Assets," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Intangible assets acquired in a business combination are recorded at fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives. Some of the acquired intangible assets are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer relationships as compared to the straight-line method. All other intangible assets are amortized over their estimated useful lives on a straight-line basis.

The Company has performed an annual impairment analysis as of December 31, 2020 and determined that there were no circumstances indicate the asset’s carrying value may not be recoverable. During the years 2020, 2019 and 2018, no impairment losses were recorded.

m.Revenue recognition:

The Company generates revenues mainly from selling its products along with related maintenance and support services. At times, these arrangements may also include professional services, such as installation services or training. Some of the Company’s product sales are through resellers, distributors, OEMs and system integrators, all of whom are considered end-users. The Company also generates revenues from services, in which the Company provides network filtering and security services to its customers.

The Company adopted accounting standards codification 606, "Revenue from Contracts with Customers" ("ASC 606"), effective on January 1, 2018. The Company recognizes revenue under the core principle that transfer of control to the Company’s customers should be depicted in an amount reflecting the consideration the Company expects to receive. As such, the Company identifies a contract with a customer, identifies the performance obligations in the contract, determines the transaction price, allocates the transaction price to each performance obligation in the contract and recognizes revenues when (or as) the Company satisfies a performance obligation.

Some of the Company's contracts usually include combinations of products and services, that are capable of being distinct and accounted for as separate performance obligations. The products are distinct as the customer can derive the economic benefit of it without any professional services, updates or technical support. The Company allocates the transaction price to each performance obligation based on its relative standalone selling price out of the total consideration of the contract. For support, the Company determines the standalone selling prices based on the price at which the Company separately sells a renewal support contract on a stand-alone basis. For professional services, the Company determines the standalone selling prices based on the price at which the Company separately sells those services on a stand-alone basis. If the standalone selling price is not observable, the Company estimates the standalone selling price by taking into account available information such as geographic or regional specific factors, internal costs, profit objectives, and internally approved pricing guidelines related to the performance obligation.

Product revenue is recognized at a point in time when the performance obligation is being satisfied. Maintenance and support related revenues are deferred and recognized on a straight-line basis over the term of the applicable maintenance and support agreement. Professional services are usually recognized at a point in time when the performance obligation is being satisfied.

The Company also enters into service contracts, in which the Company provide security as a service solution to operators, which the Company considers as its customers. The Company's security as a service solution is offered to operators on a Revenue Share business model, where both the Company and the operator share the revenue generated from the operator's subscribers. Most of the Company's security as a service contracts contain a single performance obligation comprised of series of distinct goods and services satisfied over time. The contracts consideration is based on usage by the operator's subscribers. As such, the Company allocates the variable consideration in those contracts to distinct service periods in which the service is provided and recognizes revenue for each distinct service period.

ALLOT LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Deferred revenue includes amounts received from customers for which revenue has not yet been recognized. Deferred revenues are classified as short and long-term based on their contractual term and recognized as (or when) the Company performs under the contract.

The portion of the transaction price allocated to remaining performance obligations represents contracts that have not yet been recognized that include deferred revenue and amounts not yet received that will be recognized as revenue in future periods. The aggregate amount of the transaction price allocated to remaining performance obligations that the Company expects to recognize is $ 110 million of which approximately $77 million is estimated to be recognized before December 31, 2021 and approximately $33 million is estimated to be recognized after December 31, 2021.

The Company does not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between payment by the customer and the transfer of the promised goods or services to the customer will be one year or less.

The Company pays sales commissions to sales and marketing personnel based on their certain predetermined sales goals. The company evaluates its commission and capitalize only incremental commissions costs which are considered recoverable costs of obtaining a contract with a customer. These capitalized sales commissions costs are amortized over a period of benefit which is typically over the term of the customer contracts as initial commission rates are commensurate with the renewal commission rates. Amortization expenses related to these costs are included in sales and marketing expenses in the consolidated statements of operations. For the year ended December 31, 2020, the amortization of deferred commission was $1,286. The Company uses the practical expedient and does not assess the existence of a significant financing component when the difference between payment and revenue recognition is a year or less.

The Company estimated variable consideration related to product returns based on its experience with historical product returns and other known factors. Such provisions amounted to $290 and $163 as of December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, this provision was recorded as part of other payables and accrued expenses.

Following the adoption of ASC 606 in January 1, 2018, the Company recognizes for term-based license agreements at the point in time when control transfers and the associated maintenance revenues over the contract period. Adoption of the standard has resulted in a reduction of deferred revenues of $712 that was recorded in accumulated deficit due to upfront recognition of license revenues from term licenses.

n.Cost of revenues:

Cost of revenues consists primarily of costs of materials and the cost of maintenance and services, resulting from costs associated with support, customer success and professional services.

ALLOT LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

o.Advertising expenses:

Advertising expenses are charged to the statement of comprehensive loss, as incurred. Advertising expenses for the years ended December 31, 2020, 2019 and 2018 amounted to $ 1,103, $ 1,274 and $ 1,270, respectively.

p.Research and development costs:

Accounting Standards Codification No. 985-20, requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon the completion of a working model. The Company does not incur material costs between the completion of a working model and the point at which the products are ready for general release. Therefore, research and development costs are charged to the consolidated statement of comprehensive loss as incurred.

q.Severance pay:

The liability in Israel for substantially all of the Company`s employees in respect of severance pay liability is calculated in accordance with Section 14 of the Severance Pay Law -1963 (herein- "Section 14"). Section 14 states that Company's contributions for severance pay shall be in line of severance compensation and upon release of the policy to the employee, no additional obligations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee.

Furthermore, the related obligation and amounts deposited on behalf of such obligation under Section 14, are not stated on the balance sheet, because pursuant to the current ruling, they are legally released from the obligation to employees once the deposits have been paid.

There are a limited number of employees in Israel, for whom the Company is liable for severance pay. The Company's liability for severance pay for its Israeli employees was calculated pursuant to Section 14, based on the most recent monthly salary of its Israeli employees multiplied by the number of years of employment as of the balance sheet date for such employees.

The Company's liability was partly provided by monthly deposits with severance pay funds and insurance policies and the remainder by an accrual.

Severance expense for the years ended December 31, 2020, 2019 and 2018, amounted to $ 3,619, $ 2,249 and $ 1,950, respectively.

ALLOT LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

r.Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with Accounting Standards Codification No. 718, "Compensation - Stock Compensation" ("ASC No. 718") that requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of comprehensive loss. The Company recognizes compensation expenses for the value of its awards based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures.

The Company accounted for changes in award terms as a modification in accordance with ASC 718. A modification to the terms of an award should be treated as an exchange of the original award for a new award with total compensation cost equal to the grant-date fair value of the original award plus the incremental value measured at the same date. Under ASC 718, the calculation of the incremental value is based on the excess of the fair value of the new (modified) award based on current circumstances over the fair value of the original award measured immediately before its terms are modified based on current circumstances.

The Company estimated the forfeiture rate based on historical forfeitures of equity awards and adjusted the rate to reflect changes in facts and circumstances if any. The Company adopted ASU 2016-09 in the first quarter of the fiscal year 2017 and elected to retain its existing accounting policy and estimate expected forfeitures.

The following table sets forth the total stock-based compensation expense resulting from stock options, restricted share units and Phantoms granted to employees included in the consolidated statements of comprehensive loss, for the years ended December 31, 2020, 2019 and 2018:

	Year ended December 31,
	2020	2019	2018

Cost of revenues	$355	$264	$316
Research and development	1,368	847	678
Sales and marketing	2,145	1,257	928
General and administrative	1,330	1,052	940

Total stock-based compensation expense	$5,198	$3,420	$2,862

ALLOT LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The Company selected the binomial option pricing model as the most appropriate fair value method for its stock options awards with the following assumptions for the years ended December 31, 2018:

Year ended December 31,
2018

Suboptimal exercise multiple	2.9-3.5
Risk free interest rate	2.09%-3.05%
Volatility	26%-47%
Dividend yield	0%

The expected annual post-vesting and pre-vesting forfeiture rates affects the number of exercisable options. Based on the Company's historical experience, the pre-vesting and post-vesting are in the range of 0%-33% and 0%-41%, respectively, in the years 2020, 2019 and 2018. During 2019 and 2020 no options were granted by the Company.

The computations of expected volatility and suboptimal exercise multiple is based on the average of the Company's realized historical stock price. The computation of the suboptimal exercise multiple and the forfeiture rates are based on the grantee's expected exercise prior and post vesting termination behavior. The interest rate for a period within the contractual life of the award is based on the U.S. Treasury Bills yield curve in effect at the time of grant.

The Company currently has no plans to distribute dividends and intends to retain future earnings to finance the development of its business.

The expected life of the stock options represents the weighted-average period the stock options are expected to remain outstanding and is a derived output of the binomial model. The expected life of the stock options is impacted by all of the underlying assumptions used in the Company's model.

The option pricing model of the of restricted stock units ("RSUs") is based on the closing market value of the underlying shares at the date of grant.

s.Treasury stock:

In the past, the Company repurchased its Ordinary shares on the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity.

t.Concentration of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, marketable securities, short-term bank deposits, trade receivables and derivative instruments.

ALLOT LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The majority of cash and cash equivalents and short-term deposits of the Company are invested in dollar deposits in major U.S. and Israeli banks. Such investments in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, the cash and cash equivalents and short-term bank deposits may be redeemed upon demand, and therefore, bear minimal risk.

Marketable securities include investments in dollar linked corporate and government bonds. Marketable securities consist of highly liquid debt instruments with high credit standing. The Company’s investment policy, approved by the Board of Directors, limits the amount the Group may invest in any one type of investment or issuer, thereby reducing credit risk concentrations. Management believes that the portfolio is well diversified and, accordingly, minimal credit risk exists with respect to these marketable debt securities.

The Company's trade receivables are derived from sales to customers located in EMEA, as well as in APAC, Latin America and the United States. Concentration of credit risk with respect to trade receivables is limited by credit limits, ongoing credit evaluation and account monitoring procedures. The Company performs ongoing credit evaluations of its customers and establishes an allowance for credit losses on a specific basis. Allowance for credit losses amounted to $ 2,309 and $ 1,867 as of December 31, 2020 and 2019, respectively.

The Company utilizes foreign currency forward contracts to protect against risk of overall changes in exchange rates. The derivative instruments hedge a portion of the Company's non-dollar currency exposure. Counterparties to the Company’s derivative instruments are all major financial institutions and its exposure is limited to the amount of any asset resulting from the forward contracts.

u.Grants from the Israel Innovation Authority:

Participation grants from the Israel Innovation Authority (Previously known as the Office of the Chief Scientist) for research and development activity are recognized at the time the Company is entitled to such grants on the basis of the costs incurred and included as a deduction of research and development costs. Research and development non royalty bearing grants recognized amounted to $ 339, $ 378 and $ 374 in 2020, 2019 and 2018, respectively.

v.Income taxes:

The Company accounts for income taxes in accordance with Accounting Standards Codification No. 740, "Income Taxes" ("ASC No. 740"). ASC No. 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

ALLOT LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax assets will not be realized. The deferred tax assets and liabilities are classified to non-current assets and liabilities, respectively.

ASC No. 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company classifies interest related to unrecognized tax benefits in taxes on income.

w.Basic and diluted net income (loss) per share:

Basic net income (loss) per share is computed based on the weighted average number of Ordinary Shares outstanding during each year. Diluted net income (loss) per share is computed based on the weighted average number of Ordinary Shares outstanding during each year, plus dilutive potential Ordinary Shares considered outstanding during the year, in accordance with FASB ASC 260 "Earnings Per Share".

For the years ended December 31, 2020, 2019 and 2018, all outstanding options and RSUs have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive. See Note 16. The amount of those options and RSU’s was: 2,897,273, 3,105,801, 2,998,174 respectively.

x.Comprehensive loss:

The Company accounts for comprehensive loss in accordance with Accounting Standards Codification No. 220, "Comprehensive Income" ("ASC No. 220"). This statement establishes standards for the reporting and display of comprehensive loss and its components in a full set of general purpose financial statements. Comprehensive loss represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to shareholders. The Company determined that its items of other comprehensive loss relate to unrealized gains and losses on hedging derivative instruments and unrealized gains and losses on available-for-sale marketable securities.

ALLOT LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The following table shows the components and the effects on net loss of amounts reclassified from accumulated other comprehensive loss as of December 31, 2020:

	Year ended December 31, 2020
	Unrealized gain (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Total

Balance as of December 31, 2019	$321	$(846)	$(525)
Changes in other comprehensive income before reclassifications	191	723	914
Amounts reclassified from accumulated other comprehensive loss to:
Cost of revenues	-	(5)	(5)
Operating expenses	-	(198)	(198)
Financial income, net	(40)	-	(40)

Net current-period other comprehensive income	151	520	671

Balance as of December 31, 2020	$472	$(326)	$146

There was no income tax expense or benefit allocated to other comprehensive income, including reclassification adjustments for the year ended December 31, 2020.

y.Fair value of financial instruments:

The carrying amounts of short-term bank deposits, trade receivables, other receivables, trade payables and other payables approximate their fair value due to the short-term maturities of such instruments.

The Company measures its cash and cash equivalents, marketable securities, derivative instruments and earn-out considerations at fair value. Fair value is an exit price, representing the amount that would be received if the Company were to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The Company uses a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -Include other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions, or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data; and

ALLOT LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Level 3 -Unobservable inputs which are supported by little or no market activity.

The Company categorized each of its fair value measurements in one of those three levels of hierarchy. The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company measures its marketable securities and foreign currency derivative contracts at fair value. Marketable securities and foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The Company's earn-out considerations were classified within Level 3. In previous years, the valuation methodology used by the Company to calculate the fair value consideration is the discounted cash flow using the Monte-Carlo simulation method by taking into account, forecast future revenues, expected volatility of 42.5% for Optenet and 20.7% for Netonomy and the weighted average cost of debt of 2%.

As of December 31, 2020, no fair value measurement is required for both earn-outs. See Note 4.

z.Derivatives and hedging:

The Company accounts for derivatives and hedging based on Accounting Standards Codifiation No. 815, "Derivatives and Hedging" ("ASC No. 815").

The Company accounts for its derivative instruments as either assets or liabilities and carries them at fair value. Derivative instruments that are not designated and qualified as hedging instruments must be adjusted to fair value through earnings. For derivative instruments that hedge the exposure to variability in expected future cash flows that are designated as cash flow hedges, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income (loss) in shareholders' equity and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. As a result of adopting new accounting guidance discussed in Note 2, " Recently adopted accounting pronouncements," beginning January 1, 2019, gains and losses on the derivatives instruments that are designated and qualify as a cash flow hedge are recorded in accumulated other comprehensive income (loss) and reclassified into in the same accounting period in which the designated forecasted transaction or hedged item affects earnings. Prior to January 1, 2019, cash flow hedge ineffectiveness was separately measured and reported immediately in earnings. Cash flow hedge ineffectiveness was immaterial during 2018 and 2017. To apply hedge accounting treatment, cash flow hedges must be highly effective in offsetting changes to expected future cash flows on hedged transactions.

aa.Business combinations:

The Company accounts for business combinations in accordance with ASC No. 805. ASC No. 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over the purchase price is recorded as goodwill and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and acquired income tax positions are to be recognized in earnings.

ALLOT LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

ab.Lease:

On January 1, 2019, the Company adopted ASU No. 2016-02, Leases (ASC 842). The Company determines if an arrangement is a lease and the classification of that lease at inception based on: (1) whether the contract involves the use of an identified asset, (2) whether the Company obtains the right to substantially all the economic benefits from the use of the asset throughout lease period, and (3) whether the Company has a right to direct the use of the asset. The Company elected to not recognize a lease liability and a right-of-use (“ROU”) asset for leases with a term of twelve months or less. The Company also elected the practical expedient to not separate lease and non-lease components for its leases.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make minimum lease payments arising from the lease. ROU assets are initially measured at amounts, which represents the discounted present value of the lease payments over the lease, plus any initial direct costs incurred. The lease liability is initially measured at lease commencement date based on the discounted present value of minimum lease payments over the lease term. The implicit rate within the company's operating leases is generally not determinable, therefore the Company uses the it's Incremental Borrowing Rate (“IBR”) based on the information available at commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located. Certain leases include options to extend or terminate the lease.

An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate is considered unless it is reasonably certain that the Company will not exercise the option.

Payments under our lease arrangements are primarily fixed, however, certain lease agreements contain variable payments, which are expensed as incurred and not included in the operating lease right-of-use assets and liabilities. Variable lease payments are primarily comprised of payments affected by common area maintenance and utility charges.

ac.Warranty costs:

The Company generally provides three months software and a one-year hardware warranty for its products. A provision is recorded for estimated warranty costs at the time revenues are recognized based on the Company's experience. Warranty expenses for the years ended December 31, 2020, 2019 and 2018 were immaterial.

ad.Recently Adopted Accounting Pronouncements:

On January 1, 2020, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13, “Financial Instruments – Credit Losses on Financial Instruments” (“ASU 2016-13”), which requires that expected credit losses relating to financial assets be measured on an amortized cost basis and available-for-sale debt securities be recorded through an allowance for credit losses. ASU 2016-13 limits the amount of credit losses to be recognized for available-for-sale debt securities to the amount by which carrying value exceeds fair value and also requires the reversal of previously recognized credit losses if fair value increases. The Company adopted ASU 2016-13 using the modified retrospective approach as of January 1, 2020. The adoption by the Company of the new guidance did not have a material impact on its consolidated financial statements.

On January 1, 2020, the Company adopted Accounting Standards Update (“ASU”) 2017-04, “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment" ("ASU 2017-04"). ASU 2017-04 eliminates the requirement to measure the implied fair value of goodwill by assigning the fair value of a reporting unit to all assets and liabilities within that unit (the "Step 2 test") from the goodwill impairment test. Instead, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, limited by the amount of goodwill in that reporting unit. The adoption did not have a material impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (ASC 842). The standard requires the recognition of ROU assets and lease liabilities for all leases. The standard requires a modified retrospective transition approach to recognize and measure leases at the initial application.

ALLOT LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The Company adopted the standard as of January 1, 2019, using a modified retrospective transition approach and elected to use the effective date as the date of initial application. The Company adopted the ”package of practical expedients”, which permits it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs.

The standard had a material impact on the Company’s consolidated balance sheets which resulted in the recognition of ROU assets and lease liabilities of $6.7 million and $6.7 million, respectively, on January 1, 2019, which included reclassifying deferred rent and rent prepayments as components of the ROU assets. The standard did not have a material impact on the Company's consolidated statements of comprehensive income.

The Company adopted Accounting Standards Update (“ASU”) No. 2017- 12, “Derivatives and Hedging” (Topic 815): Targeted Improvements to Accounting for Hedging Activities, which amended the eligibility criteria for hedged items and transactions to expand an entity’s ability to hedge nonfinancial and financial risk components. The new guidance eliminates the requirement to separately measure and present hedge ineffectiveness and aligns the presentation of hedge gains and losses with the underlying hedge item. The new guidance also simplifies the hedge documentation and hedge effectiveness assessment requirements. The amended presentation and disclosure requirements were adopted on a prospective basis, while any amendments to cash flow and net investment hedge relationships which existed on the date of adoption were applied on a “modified retrospective” basis, meaning a cumulative effect adjustment to the opening balance of retained earnings as of the beginning of the year of adoption. The new guidance was effective for the Company on January 1, 2019 and the adoption did not have a material impact on the Company’s consolidated financial statements.

ae.Recently Issued Accounting Pronouncement Not Yet Adopted:

In December 2019, the FASB issued Accounting Standards Update (“ASU”) No. 2019-12, Income Taxes (Topic 740): “Simplifying the Accounting for Income Taxes” (ASU 2019-12), which simplifies the accounting for income taxes. This guidance will be effective for us in the first quarter of 2021 on a prospective basis, and early adoption is permitted. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.